Basis of accounting	12 Months Ended
Dec. 31, 2022
Basis of accounting
Basis of accounting

3Basis of accounting

These consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The issuance of these consolidated financial statements was authorized by the Company’s Board of Directors and Audit Committee on March 28, 2023.

Details of the Group’s accounting policies are included in note 8.